General and Administrative expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021
Directors’ fees	$ (144)	$ (109)	$ (331)	$ (374)
Office and general	(404)	(49)	(908)	(309)
Shareholder information	(81)	(259)	(378)	(486)
Professional fees	(183)	(334)	(497)	(900)
Salaries, benefits and consulting	(791)	(967)	(2,112)	(2,493)
Severance	(17)		(259)
Share based expense	(612)		(2,125)
Travel and accommodation	(72)	(27)	(176)	(115)
Depreciation	(11)	(78)	(21)	(202)
Other	(203)	(266)	(208)	(267)
General and administrative expense	$ (2,518)	$ (2,089)	$ (7,015)	$ (5,146)